SCHEDULE OF QUANTITATIVE INFORMATION REGARDING FAIR VALUE MEASUREMENTS INPUTS (Details)	Sep. 30, 2024 $ / shares	Feb. 23, 2022 $ / shares
Class of Warrant or Right [Line Items]
Price of warrant	$ 12.21
Warrant Term	6 months
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Price of warrant		$ 9.82
Exercise price of warrants		11.50
Redemption Trigger price		$ 18.00
Warrant Term		6 years 5 months 1 day
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		5.64
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		1.93
Private Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		0.00